Other revenues (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Leasing revenues	$ 12	$ 9
Total other revenues	$ 12	$ 9